PARENT COMPANY FINANCIAL INFORMATION - Schedule of Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Net income (loss)	$ 27,627	$ 18,110	$ (16,268)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for loan losses	(9,600)	10,500	49,394
Loss from investment in LLCs	731	257	126
Impairment loss on investment in LLCs		200
Net cash provided by (used in) operating activities	124,577	(5,693)	107,223
Cash flows from investing activities:
Principal repayments of loans receivable	218,700	245,162	171,928
Investment in LLC	(7)	(5)	(1)
Net cash provided by (used in) investing activities	(10,937)	47,999	47,653
Cash flows from financing activities:
Change in escrows	302	1,321	1,067
Net cash used in financing activities	(116,009)	(38,620)	(163,879)
Net increase (decrease) in cash and cash equivalents	(2,369)	3,686	(9,003)
Cash and cash equivalents at beginning of period	8,716	5,030	14,033
Cash and cash equivalents at end of period	6,347	8,716	5,030
Parent Company [Member]
Cash flows from operating activities:
Net income (loss)	27,627	18,110	(16,268)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for loan losses			68
Gain on sale of real estate	(45)	(25)	(37)
Loss from investment in LLCs	731	257	126
Impairment loss on investment in LLCs		200
Equity in undistributed (earnings) loss of subsidiary	(28,482)	(18,835)	15,801
Change in income taxes receivable	94	(330)	(40)
Change in accrued interest payable	504	143	(11)
Other	(12)	297	(537)
Net cash provided by (used in) operating activities	417	(183)	(898)
Cash flows from investing activities:
Principal repayments of loans receivable			630
Investment in LLC	(7)	(5)	(1)
Net cash provided by (used in) investing activities	(7)	(5)	629
Cash flows from financing activities:
Change in escrows			(36)
Net cash used in financing activities			(36)
Net increase (decrease) in cash and cash equivalents	410	(188)	(305)
Cash and cash equivalents at beginning of period	1,567	1,755	2,060
Cash and cash equivalents at end of period	$ 1,977	$ 1,567	$ 1,755